Others - Financial instruments, schedule of financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial assets		$ 6,992
Financial liabilities	$ 11,702	10,406
Total lease liabilities	510	868
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	2,746	0
Financial assets at amortized cost
Financial instruments
Financial assets	171,521	161,646
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	1,793	1,566
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	11,702	10,381
Guarantee deposits received | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	0	25
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	127,121	123,871
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	36,000	30,300
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	7,902	6,992
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	352	343
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 146	$ 140